PROSPECTUS SUPPLEMENT DATED JULY 29, 2008

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FUND LISTED BELOW:

AIM Structured Core Fund

The following replaces in its entirety the information appearing under the heading "PERFORMANCE INFORMATION -- PERFORMANCE TABLE -- AVERAGE ANNUAL TOTAL RETURNS" on page 2 of the prospectus:

"AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
                                                                                       SINCE           INCEPTION
(for the periods ended December 31, 2007)                             1 YEAR         INCEPTION            DATE
-------------------------------------------------------------------------------------------------------------------
Class A                                                                                                  3/31/06
-------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                (0.12)%          6.08%
   Return After Taxes on Distributions                                (0.22)           5.77
   Return After Taxes on Distributions and Sale of Fund Shares         0.05            5.08
-------------------------------------------------------------------------------------------------------------------
Class B                                                                                                  3/31/06
-------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                (0.02)           6.56
-------------------------------------------------------------------------------------------------------------------
Class C                                                                                                  3/31/06
-------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                 3.98            8.71
-------------------------------------------------------------------------------------------------------------------
Class R                                                                                                  3/31/06
-------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                 5.53            9.27
-------------------------------------------------------------------------------------------------------------------
Investor Class(1)                                                                                        3/31/06(1)
-------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                 5.74            9.55
-------------------------------------------------------------------------------------------------------------------

S&P 500--Registered Trademark-- Index(2)                               5.49            9.50              3/31/06
-------------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Index(2,3)                                 6.63            8.87              3/31/06
-------------------------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for Class B, C, R and Investor Class shares will vary.

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(1)   The fund's returns shown for these periods are the historical performance of the fund's Class A shares at net asset value and reflect the Rule 12b-1 fees applicable to Class A shares. The inception date shown in the table is that of the funds' Class A shares. The inception date of the fund's Investor Class shares is April 25, 2008.

(2) The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. In addition, the Lipper Large-Cap Core Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(3) The Lipper Large-Cap Core Funds Index is an equally weighted representation of the largest funds in the Lipper Large-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500--Registered Trademark-- Index."